Condensed Statements of Operations Unaudited - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Consulting services revenue	$ 24,185	$ 0	$ 27,000	$ 0
Total revenue	24,185	0	27,000	0
Cost of Sales:
Consulting fees expense	21,750	0	15,000	0
Total cost of sales	21,750	0	15,000	0
Gross Profit	2,435	0	12,000	0
Operating expense:
General and administrative	149,409	143,899	675,432	339,186
Total operating expense	149,409	143,899	675,432	339,186
Loss from operations	(146,974)	(143,899)	(663,432)	(339,186)
Other expense:
Interest expense	(18,904)	(20,940)	(76,580)	(14,051)
Total other expense, net	(18,904)	(20,940)	(76,580)	(14,051)
Loss before provision for income taxes	(165,878)	(164,839)	(740,012)	(353,237)
Provision for income tax	0	0	0	0
Net loss	$ (165,878)	$ (164,839)	$ (740,012)	$ (353,237)
Loss per share:Basic and diluted	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.03)
Weighted average number of common shares outstanding:Basic and diluted	14,482,430	14,482,430	14,482,430	11,917,842